Description of Business, Basis of Presentation and Significant Accounting Policies - Narrative (Details) - USD ($) shares in Millions, $ in Millions			2 Months Ended	3 Months Ended			12 Months Ended
	May 13, 2024	May 09, 2024	Jun. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Mar. 31, 2029	Mar. 31, 2028	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Apr. 15, 2029	May 08, 2024
Business Acquisition [Line Items]
Debt instrument, maturity date												Apr. 15, 2029
Restricted cash												$ 57.4	$ 40.5
Interest costs capitalized												$ 21.0	28.1	$ 12.8
Finite lived intangible assets useful lives												5 years
Advertising Expense												$ 347.8	203.4	201.6
Finite Lived Intangible Assets Gross												25.7	26.9
Goodwill Impairment Carrying Value												811.2
Amortization of Intangible Assets							$ 2.1	$ 2.2	$ 2.2	$ 2.5	$ 4.2	$ 5.3	$ 5.7	$ 5.7
Long-Term Debt, Average Amount Outstanding					$ 715.0
Proceeds from reverse recapitalization transaction			$ 330.0
Proceeds from the PIPE investment	$ 254.3		254.3
Repayments of long-term debt			299.0
Common stock shares issuable												0.0	0.0	0.0
Related Party | General and Administrative Expenses Allocated to Parent
Business Acquisition [Line Items]
Amounts of transaction		$ 10.0			(1.3)
Screaming Eagle | Studio Business
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners	12.20%
Starz Business | General and administration
Business Acquisition [Line Items]
Costs and expenses related party					10.0
5.5% Senior Notes
Business Acquisition [Line Items]
Senior Notes			$ 325.1		$ 325.1
Subsequent Event | 5.5% Senior Notes Exchange
Business Acquisition [Line Items]
Long term debt fixed interest rate percentage															5.50%	5.50%
Long term debt maturity date															Apr. 15, 2029
Debt interest face value																$ 389.9
Subsequent Event | 5.5% Senior Notes
Business Acquisition [Line Items]
Debt interest face value																$ 389.9
Equity Method Investments Investee
Business Acquisition [Line Items]
Equity method investment, ownership percentage												20.00%
Minimum
Business Acquisition [Line Items]
Variable interest entity, qualitative or quantitative information, ownership percentage												20.00%
Finite lived intangible assets useful lives												5 years
Minimum | Equity Method Investments Investee
Business Acquisition [Line Items]
Equity method investment, ownership percentage												20.00%
Maximum
Business Acquisition [Line Items]
Finite lived intangible assets useful lives												15 years
Maximum | Equity Method Investments Investee
Business Acquisition [Line Items]
Equity method investment, ownership percentage												50.00%
Lionsgate
Business Acquisition [Line Items]
Debt instrument, interest rate, stated percentage												5.50%
Business acquisition, equity interest issued or issuable, number of shares												253.4
Starz Business of Lions Gate Entertainment Corp
Business Acquisition [Line Items]
Advertising Expense												$ 322.9	$ 339.0	$ 370.9
Finite Lived Intangible Assets Gross												966.1	1,023.1
Goodwill and intangible asset impairment												663.9	1,261.7	0.0
Impairment Charges Carrying Value												$ 0.0
Percentage of Weighted Average Perpectual Nominal Growth												1.50%
Percentage of Weighted Average Cost of Capital												10.50%
Goodwill, Impairment Loss												$ 494.0	1,475.0
Amortization of Intangible Assets							$ 108.0	$ 113.3	$ 118.4	$ 125.1	$ 134.2	$ 137.0	$ 134.5	$ 129.2
Finite lived intangible assets remaining estimated useful lives												10 years
Starz Business of Lions Gate Entertainment Corp | Trade Names
Business Acquisition [Line Items]
Goodwill, Impairment Loss				$ 170.0		$ 170.0
Amortization of Intangible Assets												$ 4.0
Decrease In Profit Loss												3.0
Tax benefit associated with the book amortization												1.0
Starz Business of Lions Gate Entertainment Corp | Cable Operators Satellite Television Providers
Business Acquisition [Line Items]
Finite Lived Intangible Assets Gross												890.1
Starz Business of Lions Gate Entertainment Corp | Starz Networks
Business Acquisition [Line Items]
Goodwill and intangible asset impairment												1,261.7
Goodwill impairment loss before business combination				250.0		250.0
Starz Business of Lions Gate Entertainment Corp | Starz Networks | Trade Names
Business Acquisition [Line Items]
Goodwill Impairment Carrying Value				$ 80.0		$ 80.0
Starz Business of Lions Gate Entertainment Corp | Lionsgate Plus
Business Acquisition [Line Items]
Goodwill and intangible asset impairment												213.3
Starz Business of Lions Gate Entertainment Corp | Remaining Star Business Reporting Unit
Business Acquisition [Line Items]
Goodwill, Impairment Loss												$ 494.0
Starz Business of Lions Gate Entertainment Corp | Subsequent Event | 5.5% Senior Notes Exchange
Business Acquisition [Line Items]
Long term debt fixed interest rate percentage															5.50%	5.50%
Long term debt maturity date																Apr. 15, 2029
Debt interest face value																$ 389.9
Starz Business of Lions Gate Entertainment Corp | Subsequent Event | 5.5% Senior Notes
Business Acquisition [Line Items]
Debt interest face value																$ 389.9
Starz Business of Lions Gate Entertainment Corp | Minimum
Business Acquisition [Line Items]
Finite lived intangible assets useful lives												10 years
Percentage Of Weighted Average Fair Value Perpectual Nominal Growth												2.00%
Percentage Of Weighted Average Fair Value Cost Of Capital												10.00%
Starz Business of Lions Gate Entertainment Corp | Maximum
Business Acquisition [Line Items]
Finite lived intangible assets useful lives												16 years
Percentage Of Weighted Average Fair Value Perpectual Nominal Growth												3.00%
Percentage Of Weighted Average Fair Value Cost Of Capital												14.00%